        As filed with the Securities and Exchange Commission on October 23, 2002
                                       Securities Act Registration No. 333-88596

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-effective Amendment No. ____ Post-effective Amendment No. 1
                        (Check appropriate box or boxes)

                          AIM INTERNATIONAL FUNDS, INC.
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                   ------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F.  RELIHAN, ESQUIRE                THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

         No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus previously filed under Registration No. 333-60790. This Post-effective Amendment consists of the facing page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein. This Post-effective Amendment No. 1 to the Registration Statement on Form N-14 for AIM International Funds, Inc. incorporates by reference the Registrant's Part A, Part B and Items 15 and 17 of Part C contained in the Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on May 17, 2002.

                                     PART C
                                OTHER INFORMATION


Item 16.               EXHIBITS


1   (a)  -        (1) Articles of Restatement, dated November 14, 1994, were filed electronically as an Exhibit to Post-effective Amendment
                  No. 9 on February 28, 1996, and are hereby incorporated by reference.

         - (2) Articles Supplementary, dated June 12, 1997, to Articles of Incorporation of Registrant were filed electronically as an Exhibit to Post-effective Amendment No. 12 on August 4, 1997, and are hereby incorporated by reference.

         - (3) Articles of Amendment, dated October 14, 1997, to Articles of Incorporation of Registrant were filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and are hereby incorporated by reference.

         - (4) Articles Supplementary, dated June 9, 1999, to Articles of Incorporation of Registrant were filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

         - (5) Articles Supplementary, dated December 23, 1999, to Articles of Incorporation of Registrant were filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and are hereby incorporated by reference.

         - (6) Articles Supplementary, dated December 17, 2001, to Articles of Incorporation were filed electronically as an Exhibit to Post-effective Amendment No. 25 on April 4, 2002, and are hereby incorporated by reference.

         - (7) Articles Supplementary, dated March 12, 2002, to Articles of Incorporation were filed electronically as an Exhibit to Post-effective Amendment No. 25 on April 4, 2002, and are hereby incorporated by reference.


2   (a)  -        Amended and Restated By-Laws, dated effective December 11,
                  1996, were filed electronically as an Exhibit to Post-effective Amendment No. 10 on February 24, 1997, and are hereby incorporated by reference.


    (b)  -        First Amendment, dated June 9, 1999, to Amended and Restated
                  By-Laws of Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.


3        -        Voting Trust Agreements - None


4        -        Form of Agreement and Plan of Reorganization between the
                  Registrant and AIM Growth Series was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.

5        -        Articles V and VII of the Articles of Restatement, as amended, and Articles I and IV of the Amended and Restated Bylaws defining the rights of holders of shares were filed electronically as Exhibits to Post-effective Amendment No. 9 on February 28, 1996 and Post-effective Amendment No. 10 on
                  February 24, 1997, respectively, and are hereby incorporated by reference.

6        -        Master Investment Advisory Agreement, dated June 21, 2000, between A I M Advisors, Inc. and AIM International Funds, Inc.
                  was filed electronically as an Exhibit to Post-effective
                  Amendment No. 21 on June 20, 2000, and is hereby incorporated by reference.


7   (a)  -        (1) Second Amended and Restated Master Distribution Agreement,
                  dated July 1, 2000, between Registrant (on behalf of the Registrant's Class A and Class C shares) and A I M
                  Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.


         - (2) Amendment No. 1, dated March 15, 2002, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of Registrant's Class A and Class C shares and Institutional Class shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 25 on April 4, 2002, and is hereby incorporated by reference.


         - (3) Form of Amendment No. 2, dated __________, 2002, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of Registrant's Class A, Class C, Class R and Institutional Class shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 25 on April 4, 2002, and is hereby incorporated by reference.



    (b)  -        First Amended and Restated Master Distribution Agreement,
                  dated December 31, 2000, between Registrant (on behalf of the Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment
                  No. 22 on February 22, 2001, and is hereby incorporated by reference.



    (c)  -        Form of Selected Dealer Agreement for Investment Companies
                  Managed by A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22,
                  2001, and is hereby incorporated by reference.


    (d)  -        Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks was filed electronically as an Exhibit to Post-effective Amendment No. 15 on December 23,
                  1998, and is hereby incorporated by reference.


8   (a)  -        AIM Funds Retirement Plan for Eligible Directors/Trustees,
                  effective as of March 8, 1994, as restated September 18, 1995,
                  March 7, 2000 and October 1, 2001, was filed as an Exhibit to
                  Post-effective Amendment No. 23, on December 28, 2001, and is hereby incorporated by reference.



    (b)  -        Form of Director Deferred Compensation Agreement for as
                  amended September 28, 2001, was filed as an Exhibit to Post-effective Amendment No. 23, on December 28, 2001, and is hereby incorporated by reference.

9   (a)  -        (1) Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-effective Amendment No. 21, on June 20,
                  2000, and is hereby incorporated by reference.


         - (2) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-effective Amendment No. 21, on June 20, 2000, and is herby incorporated by reference.



         - (3) Amendment, dated as of June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-effective Amendment No. 23 on December 28, 2001, and is hereby incorporated by reference.


    (b)  -        (1) Subcustodian Agreement with Texas Commerce Bank, dated
                  September 9, 1994, among Texas Commerce Bank National
                  Association, State Street Bank and Trust Company, A I M Fund
                  Services, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28,
                  1996, and is hereby incorporated by reference.

         - (2) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement with Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank) among Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank), State Street Bank and Trust Company,
                  A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.


    (c)  -        Foreign Assets Delegation Agreement, dated June 29, 2001,
                  between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No.
                  24 on February 22, 2002, and is hereby incorporated by reference.


10  (a)  -        (1) Fourth Amended and Restated Master Distribution Plan,
                  dated July 1, 2000, for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.


         - (2) Form of Fifth Amended and Restated Master Distribution Plan, dated __________, 2002, for Registrant's Class A, Class C and Class R shares was filed electronically as an Exhibit to Post-effective Amendment No., 25 on April 4, 2002, and is hereby incorporated by reference.


    (b)  -        Third Amended and Restated Master Distribution Plan, dated
                  December 31, 2000, for Registrant's Class B shares was filed electronically as an Exhibit to Post-effective Amendment No.
                  22 on February 22, 2001, and is hereby incorporated by reference.

    (c)  -        Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No.
                  16 on February 19, 1999, and is hereby incorporated by reference.

    (d)  -        Form of Bank Shareholder Service Agreement to be used in
                  connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment
                  No. 16 on February 19, 1999, and is hereby incorporated by reference.


    (e)  -        Form of Variable Group Annuity Contractholder Service
                  Agreement to be used in connection with Registrant's Master
                  Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.



    (f)  -        Form of Agency Pricing Agreement (for Class A shares) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective
                  Agreement No. 16 on February 19, 1999, and is hereby incorporated by reference.



    (g)  -        Forms of Service Agreement for Brokers for Bank Trust
                  Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-effective Amendment
                  No. 16 on February 19, 1999, and are hereby incorporated by reference.



    (h)  -        Form of Shareholder Service Agreement for Shares of the AIM
                  Mutual Funds was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.



    (i)  -        First Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark-- effective as of March 4, 2002 was filed electronically as an Exhibit to Post-effective Amendment No. 25 on April 4, 2002, and is hereby incorporated by reference.



11       -        Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP,
                  as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration
                  Statement on Form N-14 on May 17, 2002, and is hereby incorporated by reference.



12       -        Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders is filed herewith electronically.



13  (a)  -        (1) Transfer Agency and Service Agreement, dated November 1,
                  1994, between the Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment
                  No. 9 on February 28, 1996, and is hereby incorporated by reference.



         - (2) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         - (3) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.


         - (5) Amendment No. 4, dated March 4, 2002, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 25 on April 4, 2002, and is hereby incorporated by reference.



    (b)  -        (1) Remote Access and Related Services Agreement, dated
                  December 23, 1994, between the Registrant and The Shareholder
                  Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.


         - (2) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         - (3) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         - (4) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

         - (5) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

         - (6) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 15 on December 23, 1998, and is hereby incorporated by reference.

         - (7) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

         - (8) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

         - (9) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

         - (10) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

         - (11) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.

         - (12) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.


         - (13) Letter Agreement, dated August 17, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 24 on February 22, 2002, and is hereby incorporated by reference.


    (c)  -        Preferred Registration Technology Escrow Agreement, dated
                  September 10, 1997, between Registrant and First Data Investor
                  Services Group, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.


    (d)  -        Shareholder Sub-Accounting Services Agreement, dated as of
                  October 1, 1993, among the Registrant, First Data Investor
                  Services Group (formerly The Shareholder Services Group,
                  Inc.), Financial Data Services, Inc. and Merrill Lynch,
                  Pierce, Fenner & Smith, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 9 on February 28,
                  1996, and is hereby incorporated by reference.



    (e)  -        (1) Master Administrative Services Agreement, dated June 21,
                  2000, between A I M Advisors, Inc. and AIM International
                  Funds, Inc. was filed as an Exhibit to Post-effective
                  Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.



         - (2) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 21, 2000, between A I M Advisors, Inc. and AIM International Funds, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 23 on December 28, 2001, and is hereby incorporated by reference.

    (f)  -        (1) Memorandum of Agreement, regarding securities lending, dated effective June 21, 2000, between Registrant, on behalf of AIM Asian Growth Fund, AIM European Development Fund, AIM
                  Global Aggressive Growth Fund, AIM Global Growth Fund, AIM
                  Global Income Fund and AIM International Equity Fund, and
                  A I M Advisors, Inc. was filed as an Exhibit to Post-effective
                  Amendment No. 22 on February 22, 2001, and is hereby incorporated by reference.


         - (2) Memorandum of Agreement, regarding advisory fee waiver, dated July 1, 2001, between A I M Advisors, Inc. and Registrant, on behalf of AIM International Equity Fund was filed electronically as an Exhibit to Post-effective Amendment No. 23 on December 28, 2001, and is hereby incorporated by reference.



         - (3) Memorandum of Agreement, regarding expense limitations, dated July 1, 2001, between A I M Advisors, Inc. and Registrant, on behalf of AIM Global Income Fund was filed electronically as an Exhibit to Post-effective Amendment No. 23 on December 28, 2001, and is hereby incorporated by reference.



    (g)  -        Interfund Loan Agreement, dated September 18, 2001, between
                  A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 24 on February
                  22, 2002, and is hereby incorporated by reference.



14  (a)  -        Consent of KPMG, LLP, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 17,
                  2002, and is hereby incorporated by reference.



    (b)  -        Consent of PricewaterhouseCoopers, LLP, was filed herewith electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.



15       -        Financial Statements omitted - None.



16       -        Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement - None.



17       -        Form of Proxy related to the Special Meeting of Shareholders of AIM Growth Series was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 17, 2002, and is hereby incorporated by reference.

                                   SIGNATURES


         Pursuant to Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 23rd day of October, 2002.

                                     REGISTRANT:  AIM INTERNATIONAL FUNDS, INC.

                                            By:  /s/ Robert H. Graham
                                                --------------------------------
                                                Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
         /s/ Robert H. Graham                              Chairman, Director & President         October 23, 2002
         -------------------------------                   (Principal Executive Officer)
              (Robert H. Graham)

         /s/ Frank S. Bayley                                          Director                    October 23, 2002
         -------------------------------
              (Frank S. Bayley)

         /s/ Bruce L. Crockett                                        Director                    October 23, 2002
         -------------------------------
               (Bruce L. Crockett)

         /s/ Albert R. Dowden                                         Director                    October 23, 2002
         -------------------------------
               (Albert R. Dowden)

         /s/ Edward K. Dunn, Jr.                                      Director                    October 23, 2002
         -------------------------------
               (Edward K. Dunn, Jr.)

         /s/ Jack M. Fields                                           Director                    October 23, 2002
         -------------------------------
             (Jack M. Fields)

         /s/ Carl Frischling                                          Director                    October 23, 2002
         -------------------------------
             (Carl Frischling)

         /s/ Prema Mathai-Davis                                       Director                    October 23, 2002
         -------------------------------
               (Prema Mathai-Davis)

         /s/ Lewis F. Pennock                                         Director                    October 23, 2002
         -------------------------------
               (Lewis F. Pennock)

         /s/ Ruth H. Quigley                                          Director                    October 23, 2002
         -------------------------------
              (Ruth H. Quigley)

         /s/ Louis S. Sklar                                           Director                    October 23, 2002
         -------------------------------
             (Louis S. Sklar)

         /s/ Dana R. Sutton                                  Vice President & Treasurer           October 23, 2002
         -------------------------------                      (Principal Financial and
              (Dana R. Sutton)                                   Accounting Officer)

                                  EXHIBIT INDEX

EXHIBIT
NUMBER            DESCRIPTION
------            -----------

  12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders.